Related party transactions - Summary of Receivables Due from and Payables Due to Related Parties (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Related Party Transactions [Abstract]
Due from affiliates	$ 1.0	$ 2.3
Due to affiliates	$ 0.2	$ 2.1